SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value-added-tax ("VAT") (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Value-added-tax ("VAT")
VAT recoverable	¥ 155,620	¥ 129,994
VAT recoverable	1,445,521	888,483
Current assets
Value-added-tax ("VAT")
VAT recoverable	155,620	129,994
Noncurrent assets
Value-added-tax ("VAT")
VAT recoverable	1,445,521	888,483
Accrued expenses and other payables
Value-added-tax ("VAT")
VAT payables	¥ 6,838	¥ 7,886